Long Term Debt - Principal Payments (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, by Maturity [Abstract]
2013	$ 1,118,005
2014	876,667
2015	176,667
2016	1,110,000
2017	910,000
2018 and thereafter	357,500
Total principal payments	4,548,839	4,434,018
Less: Financing fees and equity component of notes	(162,124)	(192,183)
Total Debt	$ 4,386,715	$ 4,241,835